Exhibit 99.1

World Omni Auto Receivables Trust 2023-B

Monthly Servicer Certificate

August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	178,344,700.03	14,648
Yield Supplement Overcollateralization Amount 07/31/26	7,952,686.56	0
Receivables Balance 07/31/26	186,297,386.59	14,648
Principal Payments	10,968,698.03	371
Defaulted Receivables	155,035.52	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/26	7,243,399.39	0
Pool Balance at 08/31/26	167,930,253.65	14,266

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.06%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	4,622,184.88	253
Past Due 61-90 days	1,553,514.25	76
Past Due 91-120 days	169,965.80	9
Past Due 121+ days	0.00	0
Total	6,345,664.93	338

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.62%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.98%
Delinquency Trigger Occurred	NO

Recoveries	180,345.44
Aggregate Net Losses/(Gains) - August 2026	(25,309.92)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.16%
Prior Net Losses/(Gains) Ratio	0.06%
Second Prior Net Losses/(Gains) Ratio	-0.19%
Third Prior Net Losses/(Gains) Ratio	-0.22%
Four Month Average	-0.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	6.06%
Weighted Average Contract Rate, Yield Adjusted	10.14%
Weighted Average Remaining Term	26.42

Flow of Funds	$ Amount
Collections	12,090,524.26
Investment Earnings on Cash Accounts	8,996.96
Servicing Fee	(155,247.82)
Transfer to Collection Account	-
Available Funds	11,944,273.40

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	490,890.22
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	5,182,206.72
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	843,734.05

Total Distributions of Available Funds	11,944,273.40

Servicing Fee	155,247.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 08/17/26	173,112,460.37
Principal Paid	10,414,446.38
Note Balance @ 09/15/26	162,698,013.99

Class A-1
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2a
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2b
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-3
Note Balance @ 08/17/26	26,482,460.37
Principal Paid	10,414,446.38
Note Balance @ 09/15/26	16,068,013.99
Note Factor @ 09/15/26	5.4064650%

Class A-4
Note Balance @ 08/17/26	99,500,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	99,500,000.00
Note Factor @ 09/15/26	100.0000000%

Class B
Note Balance @ 08/17/26	31,390,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	31,390,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	15,740,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	15,740,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	686,092.97
Total Principal Paid	10,414,446.38
Total Paid	11,100,539.35

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.63650%
Coupon	4.34650%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.66000%
Interest Paid	102,840.22
Principal Paid	10,414,446.38
Total Paid to A-3 Holders	10,517,286.60

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6572842
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.9771480
Total Distribution Amount	10.6344322

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3460303
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.0418788
Total A-3 Distribution Amount	35.3879091

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	497.60
Noteholders' Principal Distributable Amount	502.40

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	2,616,119.83
Investment Earnings	7,776.00
Investment Earnings Paid	(7,776.00)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,153,629.75	$1,508,727.84	$1,268,230.36
Number of Extensions	65	84	66
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.76%	0.60%